Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net profit for the year	R 14,548	R 8,688	R 4,883
Other comprehensive income for the year, net of income tax	(5,597)	(1,420)	(80)
Items that may be reclassified subsequently to profit or loss	(5,661)	(1,442)	(110)
Foreign exchange translation gain/(loss)	(819)	(943)	1,123
Remeasurement of gold hedging contracts	(4,842)	(499)	(1,233)
Items that will not be reclassified to profit or loss	64	22	30
Total comprehensive income for the year	8,951	7,268	4,803
Attributable to:
Non-controlling interest	164	101	63
Owners of the parent	R 8,787	R 7,167	R 4,740